J.P. MORGAN INCOME FUNDS

JPMorgan International Currency Income Fund

JPMorgan Ex-G4 Currency Strategies Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated June 24, 2013

to the Statement of Additional Information

dated February 28, 2013, as supplemented

The portfolio managers’ information for the JPMorgan International Currency Income Fund and the JPMorgan Ex-G4 Currency Strategies Fund (the “Funds”) in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Currency Income Fund
Iain Stealey*	6	$3,070,436	26	$4,244,694	7	$1,478,005
Ex-G4 Currency Strategies Fund
Iain Stealey*	6	$3,070,436	26	$4,244,694	7	$1,478,005

*	Information is as of February 28, 2013

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Currency Income Fund
Iain Stealey*	0	$0	2	$1,251,492	1	$205,545
Ex-G4 Currency Strategies Fund
Iain Stealey*	0	$0	2	$1,251,492	1	$205,545

*	Information is as of February 28, 2013.

SUP-SAI-CUR-PM-613

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio managers as of October 31, 2012.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Currency Income Fund
Iain Stealey	X
Ex-G4 Currency Strategies Fund
Iain Stealey	X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE